Note 14 - Derivative Financial Instruments - Derivatives Not Designated as Hedging Instruments by Account Type (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Interest rate swap contract	$ 203,553
Interest rate swap contract	362,195
Total derivative liabilities	$ 565,748